Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Board of Directors [Member]
Related party transactions [Roll Forward]
Amount paid to related party for legal services	$ 50,040	$ 46,344	$ 74,471
Executive Officers and Directors [Member]
Related party transactions [Roll Forward]
Beginning balance	22,319,996	21,223,174	22,602,554
Advances	8,303,049	4,361,180	4,838,578
Total	30,623,045	25,584,354	27,441,132
Repayments	13,658,741	3,264,358	6,217,958
Other decreases	343,402	0	0
Ending balance	16,620,902	22,319,996	21,223,174
Unfunded loan commitments	5,050,899	2,526,913	1,492,448
Deposit and non-deposit investment balances	$ 7,789,024	$ 5,712,748	$ 5,304,025